Main Regulations and Other - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions												12 Months Ended
	Dec. 09, 2021 USD ($)	Nov. 11, 2021	Jul. 07, 2021	Jan. 06, 2021	Jan. 01, 2021	Oct. 09, 2020	Sep. 15, 2020	Aug. 26, 2020	Jul. 31, 2020	Mar. 04, 2020	Dec. 23, 2019	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 ARS ($) $ / shares	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017	Dec. 31, 2021 USD ($)	May 19, 2020 $ / bbl	May 09, 2020
Main regulations and others [line items]
Consent expression term												10 years
License agreement period												35 or 45-year period
General tax rate												34.37%		30.00%		30.00%		30.00%	35.00%
Provisional Compensation												$ 9,889	$ 9,889
Personal assets tax rate												0.50%
Repayments of borrowings, classified as financing activities	$ 2											$ 161,016		$ 174,913		$ 93,456
Payment in plans instalments description		72 instalments							48 to 120 instalments
Percentage interest in excess of principal outstanding amount		40
Percentage of reductions in export duty												31		33
Percentage rate variation in the CPI														15		30		55
Positive or negative adjustment for inflation description											1/6 of the positive or negative adjustment for inflation provided for under Title VI of the Income Tax Law, for the first and second fiscal years beginning in January 2019, was recorded in such fiscal year, and the remaining 5/6 in equal parts over the immediately following five fiscal years.
Tax rate of distribution of dividends and profits to individuals undivided estates and foreign beneficiaries												7
Percentage Repatriation Of Assets Legal Compliance								30.00%
Percentage of maximum principal amount falling due				125		40
Fixed interest rate [member]
Main regulations and others [line items]
Borrowings, interest rate									2.00%
Real estate not classified as inventories [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax												8.00%
Real estate classified as inventories [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax												15.00%
Quotas and equity interests [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax												5.00%
Rest of assets [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax												10.00%
Resolution 46 Program [Member]
Main regulations and others [line items]
Percentage of compensation distributed in program to companies												88.00%
Percentage of compensation distributed in program to province												12.00%
Bottom of range [member]
Main regulations and others [line items]
General tax rate												25.00%		25.00%
Percentage of Reduction in Income Tax Rate					25.00%
Dividend Withholding Rate					7.00%
Floating Export Duty Rate																						0.00%
Export Duties | $ / bbl																					45
Bottom of range [member] | Agricultural products [member]
Main regulations and others [line items]
Percentage of increase in export duty										12
Top of range [member]
Main regulations and others [line items]
General tax rate												35.00%
Percentage of Reduction in Income Tax Rate					30.00%
Dividend Withholding Rate					13.00%
Floating Export Duty Rate																						8.00%
Export Duties | $ / bbl																					60
Top of range [member] | Agricultural products [member]
Main regulations and others [line items]
Percentage of increase in export duty										33
Weighted average [member]
Main regulations and others [line items]
Borrowing maturity	2 years					2 years	2 years
Metrogas [member]
Main regulations and others [line items]
Public distribution service term												35 years
License renewal term												10 years
Extendable term of plan			3 years									3 years
Hydrocarbon distribution [member]
Main regulations and others [line items]
Direct investment in foreign currency amended by law																				$ 250
Percentage of sale on production of liquid and gaseous hydrocarbons												20.00%
Percentage of export duty for liquid and gaseous hydrocarbons												0.00%
Export duty percentage														4.50%
Permit of conventional exploration term												3 years
Permit of extension of conventional exploration term												5 days
Permit of unconventional exploration term												4 years
Permit of extension of unconventional exploration term												5 years
Permit of continental shelf and territorial waters exploration term												3 years
Conventional exploitation concession term												25 years
Unconventional exploitation concession term												35 years
Contintntal shelf and territorial water concession term												30 years
Percentage of concession fee												5.00%
Hydrocarbon distribution [member] | Bottom of range [member]
Main regulations and others [line items]
Direct investment in foreign currency																				$ 1,000
Percentage of advance fee												12.00%
Hydrocarbon distribution [member] | Top of range [member]
Main regulations and others [line items]
Permit of unconventional exploration term												13 years
Permit of extension of continental shelf and territorial waters exploration term												1 year
Percentage of advance fee												18.00%
LNG [Member]
Main regulations and others [line items]
Export permit term												20 years
Unconventional Gas [Member]
Main regulations and others [line items]
Sales price | $ / shares													$ 6.00		$ 6.50		$ 7.00	$ 7.50